Basis of preparation (Details) - revenue_source	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Number of sources of revenues	2
Docebo S.p.A
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo NA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo UK Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo France Société par Actions Simplifiée (“Docebo France”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo DACH GmbH (“Docebo Germany”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Australia Pty Ltd. ("Docebo Australia")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Ireland Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Circles Collective Inc. ("PeerBoard")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%
Edugo AI HK Limited ("Edugo.AI")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%
Edugo AI Learning Software Limited ("Edugo.AI LS")1
Disclosure of subsidiaries [line items]
Ownership percentage	60.00%	0.00%